Acquisition of ReGen Powertech Private Limited - Additional Information (Detail) - ReGen Powertech Private Limited ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
Disclosure of detailed information about business combination [line items]
Number of days required to transfer first tranche of purchase consideration	30 days
Cash consideration paid	₨ 716
Purchase consideration	₨ 1,675